Accounts Receivable - Summary of Information about Groups Exposure to Credit Risk and Expected Credit Loss for Account Receivables (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 14,433	$ 2,099	¥ 13,964
Accounts receivables [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ (6,709)		(5,210)	¥ (5,466)	¥ (4,910)
Individual subscribers and general corporate customers [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	7.00%	7.00%
Individual subscribers and general corporate customers [member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	50.00%	50.00%
Individual subscribers and general corporate customers [member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	90.00%	90.00%
Individual subscribers and general corporate customers [member] | More than 180 days past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	100.00%	100.00%
Individual subscribers and general corporate customers [member] | Accounts receivables [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ (3,878)
Individual subscribers and general corporate customers [member] | Accounts receivables [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Loss allowance	(212)
Individual subscribers and general corporate customers [member] | Accounts receivables [member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Loss allowance	(702)
Individual subscribers and general corporate customers [member] | Accounts receivables [member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Loss allowance	(776)
Individual subscribers and general corporate customers [member] | Accounts receivables [member] | More than 180 days past due [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ (2,188)
Major corporate customers [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	4.00%	4.00%
Major corporate customers [member] | Within 1 year past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	13.00%	13.00%
Major corporate customers [member] | 1 - 2 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	47.00%	47.00%
Major corporate customers [member] | 2 - 3 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	88.00%	88.00%
Major corporate customers [member] | More than 3 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	96.00%	96.00%
Major corporate customers [member] | Accounts receivables [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ (2,831)
Major corporate customers [member] | Accounts receivables [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Loss allowance	(286)
Major corporate customers [member] | Accounts receivables [member] | Within 1 year past due [member]
Disclosure of credit risk exposure [line items]
Loss allowance	(404)
Major corporate customers [member] | Accounts receivables [member] | 1 - 2 years past due [member]
Disclosure of credit risk exposure [line items]
Loss allowance	(500)
Major corporate customers [member] | Accounts receivables [member] | 2 - 3 years past due [member]
Disclosure of credit risk exposure [line items]
Loss allowance	(485)
Major corporate customers [member] | Accounts receivables [member] | More than 3 years past due [member]
Disclosure of credit risk exposure [line items]
Loss allowance	(1,156)
Carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	21,142		¥ 19,174
Carrying amount [member] | Individual subscribers and general corporate customers [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	7,647
Carrying amount [member] | Individual subscribers and general corporate customers [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,202
Carrying amount [member] | Individual subscribers and general corporate customers [member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,395
Carrying amount [member] | Individual subscribers and general corporate customers [member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	862
Carrying amount [member] | Individual subscribers and general corporate customers [member] | More than 180 days past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	2,188
Carrying amount [member] | Major corporate customers [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	13,495
Carrying amount [member] | Major corporate customers [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	7,539
Carrying amount [member] | Major corporate customers [member] | Within 1 year past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,141
Carrying amount [member] | Major corporate customers [member] | 1 - 2 years past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,063
Carrying amount [member] | Major corporate customers [member] | 2 - 3 years past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	549
Carrying amount [member] | Major corporate customers [member] | More than 3 years past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 1,203